Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments —

December 31, 2025 (Unaudited)

ITEM 1. SCHEDULE OF INVESTMENTS.

The Schedule(s) of Investments is attached herewith.

The unaudited consolidated schedule of investments of Coller Secondaries Private Equity Opportunities Fund (“C-SPEF” or the “Fund”), a newly organized Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a non-diversified, closed-end management investment company, which commenced operations on April 1, 2024, as of December 31, 2025, is set forth below:

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Public and Private Equity Investments (94.03%)
Direct Investments (0.02%)
Direct Equity (0.02%)
Silverfort Inc.[a]	Middle East	Growth	4/1/2024	$250,000	$300,000	0.02%
Total Direct Equity (0.02%)				$250,000	$300,000	0.02%
Public Equity Investments (0.00%)
Caris Life Sciences, Inc.[a]	North America	Direct	12/2/2025	4,980	5,153	0.00%
Total Public Equity Investments (0.00%)				$4,980	$5,153	0.00%
Total Direct Investments (0.02%)				$254,980	$305,153
Primary Investments (2.60%)
A11 USD (Feeder)[a]	Europe	Leveraged Buyout	4/1/2024	186,598	200,050	0.02%
CB Offshore Technology Fund IIa	North America	Leveraged Buyout	6/18/2024	457,668	470,803	0.04%
Dextra Investment VII Lux S.C.Sp.[a]	North America	Co-Investment	10/31/2024	14,940,942	16,559,983	1.37%
EQT Healthcare Growth (No.1) SCSp[a]	Europe	Leveraged Buyout	6/24/2025	1,210,926	1,073,832	0.09%
Global Infrastructure Partners V-B Feeder Fund, L.P.[a]	Global	Growth	3/31/2025	925,357	820,096	0.07%
Invest Tech HWG CV LUX SCSP Partnership[a]	Europe	Leveraged Buyout	7/8/2025	8,421,657	8,330,849	0.69%
Madison Dearborn Capital Partners
IX-C, L.P.[a]	North America	Leveraged Buyout	12/3/2025	725,913	679,119	0.05%
VIP V Feeder S.C.Sp.[a]	Europe	Leveraged Buyout	5/23/2024	2,059,483	1,960,651	0.16%
WSOF IV Feeder C.Va	Europe	Leveraged Buyout	12/16/2025	1,386,846	1,362,970	0.11%
Total Primary Investments (2.60%)				$30,315,390	$31,458,353
Secondary Investments (91.41%)
3i 2020 Co-Investment 4 SCSp[a]	Europe	Leveraged Buyout	10/13/2025	37,650,202	39,696,596	3.28%
A10 Feeder, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,621,963	3,247,047	0.27%
Advent Global Private Equity IX-A SCSP[a]	North America	Leveraged Buyout	6/30/2025	15,472,986	15,056,769	1.24%
Advent Global Technology II-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	7,316,145	8,545,235	0.71%
Advent Global Technology-A SCSp[a]	North America	Leveraged Buyout	6/30/2025	1,972,921	2,289,043	0.19%
Advent International GPE VII Limited Partnership[a]	Europe	Leveraged Buyout	6/30/2025	851,878	826,453	0.07%
Advent International GPE VII-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	1,183,768	1,091,983	0.09%
Advent International GPE VIII Limited Partnership[a]	North America	Leveraged Buyout	6/30/2025	9,466,638	8,669,909	0.72%
Advent International GPE X-E SCSp[a]	Europe	Leveraged Buyout	6/30/2025	12,310,856	13,242,372	1.09%
AEA Investors Fund V, L.P.[a]	North America	Leveraged Buyout	4/1/2024	838,262	735,841	0.06%
AEA Investors Fund VII L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	1,261,777	1,266,973	0.10%
Affinity Asia Pacific Fund IV L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	4,499,666	4,824,588	0.40%

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
Alteri Extended Value L.P.[a]	Europe	Leveraged Buyout	11/29/2024	$14,288,118	$31,945,557	2.64%
Altor Fund V (NO. 1) AB Partnership[a]	Europe	Leveraged Buyout	9/30/2025	6,623,774	8,631,379	0.71%
Apax VIII - Ba	Europe	Leveraged Buyout	4/1/2024	1,032,486	306,007	0.03%
Apollo Investment Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	13,722,774	14,908,476	1.23%
Apollo Overseas P.N. IX, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	3,284,697	3,577,743	0.30%
Apollo Overseas Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	2,906,711	2,583,409	0.21%
Apse Capital II L.P.[a]	Europe	Leveraged Buyout	10/28/2024	18,743,506	27,875,224	2.30%
Ares Corporate Opp Fund VI L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	7,114,725	8,433,112	0.70%
Ares Corporate Opportunities Fund IV, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,464,086	1,107,298	0.09%
Astorg Normec Fund, L.P.[a]	Europe	Leveraged Buyout	9/24/2024	304,497	439,250	0.04%
Astorg VI, FCPI[a]	Europe	Leveraged Buyout	4/1/2024	1,592,609	1,869,005	0.15%
Astorg VII S.À R.L.[a]	Europe	Leveraged Buyout	4/1/2024	2,482,093	3,180,802	0.26%
Axcel V K/Sa	Europe	Leveraged Buyout	4/1/2024	1,114,433	1,540,753	0.13%
Bain Capital Beacon Holdings Partnership[a]	North America	Leveraged Buyout	3/14/2025	622,256	623,540	0.05%
Bain Capital Beacon
Roll XII Partnership[a]	North America	Leveraged Buyout	9/30/2025	287,853	157,756	0.01%
Bain Capital Fund (Lux) XII, SCSp[a]	North America	Leveraged Buyout	4/1/2024	1,539,398	2,544,986	0.21%
Bain Capital Fund X, L.P.[a]	North America	Leveraged Buyout	12/31/2024	2,772,641	2,899,175	0.24%
Bain Capital Fund XII, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	3,603,465	6,029,816	0.50%
Banneker Cv, L.P. Partnership[a]	North America	Leveraged Buyout	1/13/2025	9,515,601	12,314,198	1.02%
Blackstone Capital Part VI L.P.[a]	North America	Leveraged Buyout	12/31/2024	448,725	914,149	0.08%
Blackstone Capitalpart VII L.P.[a]	North America	Leveraged Buyout	12/31/2024	13,701,148	17,395,980	1.44%
Blue Owl GP III L.P. Partnership[a]	Global	Growth	8/15/2025	10,107,719	9,864,089	0.81%
BPEA Private Equity Fund VI, L.P.2[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,239,838	1,235,556	0.10%
Carlyle Asia Partners V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	2,948,393	3,321,042	0.27%
Carlyle Europe Partners V, S.C.Sp.[a]	Europe	Leveraged Buyout	4/1/2024	4,749,441	3,579,117	0.30%
Carlyle Partners VII[a]	North America	Leveraged Buyout	4/1/2024	3,410,560	4,032,861	0.33%
Carlyle Partners VII 3Ba	North America	Leveraged Buyout	12/31/2024	21,403,043	25,808,591	2.13%
CB Offshore CF I, L.P.[a]	North America	Leveraged Buyout	12/10/2024	2,799,587	12,090,897	1.00%
CB Offshore Equity Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	3,511,367	3,675,685	0.30%

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
CD&R Value Building Partners I, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	$1,793,919	$2,373,734	0.20%
Centerb CPT P IV L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	7,609,491	8,345,233	0.69%
CF24XB SCSp Partnership[a]	North America	Leveraged Buyout	1/8/2025	20,000,000	22,446,904	1.85%
Charlesbank Equity Fund VIII L.P.[a]	North America	Leveraged Buyout	4/1/2024	2,786,473	2,496,476	0.21%
Cinven Strategic Fund 2 (No.1) Limited Partnership[a]	Europe	Leveraged Buyout	4/30/2025	0	(39,369)	(0.00)%
Clayton D+R F XI, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	637,185	718,080	0.06%
Clayton, Dubilier & Rice Fund IX, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,270,832	4,369,882	0.36%
Clayton, Dubilier & Rice Fund X, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,542,040	4,585,654	0.38%
CVC Capital Partners Locron (A) SCSp[a]	Europe	Leveraged Buyout	10/29/2025	17,634,697	17,722,828	1.46%
CVC Capital Partners VI (A) LPa	Europe	Leveraged Buyout	4/1/2024	5,888,292	6,455,895	0.53%
CVC Capital Partners VII (A) L.P.[a]	Europe	Leveraged Buyout	5/7/2025	15,802,536	21,352,500	1.76%
CVC Capital Partners VII A L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	7,319,795	8,375,492	0.69%
CVC Capital Partners VIII (A) L.P.[a]	Global	Leveraged Buyout	12/31/2025	11,788,991	12,713,549	1.05%
Elysium Acquisition L.P.[a]	Europe	Leveraged Buyout	12/2/2024	7,056,758	9,408,690	0.78%
EQT IX (No.2) EUR SCSP[a]	Europe	Leveraged Buyout	4/1/2024	5,883,263	8,346,715	0.69%
EQT VIII (No.1) SCSp[a]	Global	Leveraged Buyout	12/31/2025	7,820,970	9,594,070	0.79%
Equistone Europe Fund IV-B, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	549,207	323,354	0.03%
Ethos Capital Digital Infrastructure LPa	North America	Leveraged Buyout	12/16/2025	17,423,920	21,625,000	1.78%
FSN Capital V L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	2,402,652	2,072,218	0.17%
GA Continuity Fund II, L.P. Partnership[a]	North America	Growth	3/14/2025	18,163,576	24,074,998	1.99%
GA Continuity II (GT) Fund L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	44,370	56,737	0.00%
Gasherbrum Fund II, L.P.[a]	North America	Leveraged Buyout	6/7/2024	10,496,316	18,222,788	1.50%
General Atlantic PN. 2021, L.P. Partnership[a]	North America	Growth	9/30/2025	3,335,915	4,136,384	0.34%
Gryphon Partners V-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,987,153	6,039,859	0.50%
GTCR Oak Fund LPa	North America	Leveraged Buyout	12/16/2025	3,172,963	3,150,000	0.26%
Harren Investors III, L.P.[a]	North America	Leveraged Buyout	4/1/2024	5,792,080	2,863,770	0.24%
HgCapital 8 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,649,739	4,371,405	0.36%

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
HgCapital Mercury 2 D L.P.[a]	Europe	Leveraged Buyout	4/1/2024	$3,814,948	$4,252,699	0.35%
HGCC Hawk Fund, L.P. Partnership[a]	North America	Leveraged Buyout	2/21/2025	9,160,433	10,504,858	0.87%
Hony Capital Fund V, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,377,357	1,426,878	0.12%
Iaso Fund, L.P.[a]	North America	Leveraged Buyout	12/12/2025	12,086,905	12,000,000	0.99%
K6 Private Investors, L.P.[a]	North America	Leveraged Buyout	4/30/2025	0	(29,108)	(0.00)%
Kinderhook Capital Waste CV, LPa	North America	Leveraged Buyout	10/21/2025	1,415,843	1,392,103	0.12%
KKR Americas Fund XII EEA, LPa	North America	Leveraged Buyout	4/1/2024	5,007,100	10,648,470	0.88%
KKR European Fund V, SCSp[a]	Europe	Leveraged Buyout	4/1/2024	4,795,956	7,147,321	0.59%
KKR North America XIII[a]	North America	Leveraged Buyout	12/31/2025	17,541,729	18,718,743	1.54%
Kohlberg Fund VIII[a]	North America	Leveraged Buyout	4/1/2024	9,783,525	9,221,031	0.76%
KPS Special Situations Fund V (A), LPa	Global	Leveraged Buyout	12/31/2025	3,204,564	3,918,525	0.32%
Lindsay Goldberg Attain L.P.[a]	North America	Leveraged Buyout	12/2/2024	8,390,590	10,727,413	0.89%
Montagu+ 2 (Feeder) SCSp[a]	United Kingdom	Leveraged Buyout	12/10/2025	14,885,523	15,958,804	1.32%
Motion Continuity II FPCI[a]	Europe	Leveraged Buyout	6/25/2025	8,737,671	11,880,383	0.98%
Nautic Partners VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	1,834,478	1,425,753	0.12%
Navis Asia Fund VII, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	6,961,658	6,510,945	0.54%
New Mountain Partners V, L.P.[a]	North America	Leveraged Buyout	12/31/2025	4,237,895	3,224,843	0.27%
New Mountain Partners VI, L.P.[a]	North America	Leveraged Buyout	12/31/2025	4,441,329	5,127,051	0.42%
New Mountain SRC CON Taurus Partnership[a]	North America	Leveraged Buyout	9/30/2025	280,202	299,073	0.02%
New Mountain SRC Continuation Fund, L.P.[a]	North America	Leveraged Buyout	4/8/2025	12,889,140	13,933,018	1.15%
New Mountain SRC Fund, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	1,928,622	1,965,196	0.16%
Nordic Capital IX Beta, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	4,974,555	5,667,498	0.47%
Nordic Capital VIII Alpha, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	2,384,952	3,304,533	0.27%
Nordic Capital X Beta, L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	728,885	898,785	0.07%
Oak Hill Cap PN. V Offshore L.p. Partnership[a]	North America	Leveraged Buyout	9/30/2025	718,031	836,552	0.07%
One Rock Cap Partners III, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	1,172,576	1,183,509	0.10%
PAI Europe VIa	Europe	Leveraged Buyout	4/1/2024	4,326,186	3,969,254	0.33%

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
PAI Europe VII 1 SCSP[a]	Global	Leveraged Buyout	12/31/2025	$5,989,577	$7,338,955	0.61%
Permira 45 CF SCSp[a]	North America	Leveraged Buyout	4/1/2024	37,410,190	42,385,245	3.50%
Permira Va	Europe	Leveraged Buyout	4/1/2024	1,240,398	359,777	0.03%
Providence Equity PN. VIII L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	8,823,014	11,307,928	0.93%
PSC IV, L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	7,235,624	8,832,072	0.73%
PSG V L.P. Partnership[a]	North America	Growth	9/30/2025	719,700	784,009	0.06%
Riverside Europe Fund VI, SCSP Partnership[a]	Europe	Leveraged Buyout	9/30/2025	3,691,807	5,246,487	0.43%
Searchlight Capital III, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	9,682,015	11,751,512	0.97%
Seventh Cinven F NO1 L.P. Taurus Partnership[a]	Europe	Leveraged Buyout	9/30/2025	820,336	1,037,139	0.09%
Seventh Cinven Fund (No.1) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	13,269,281	14,598,237	1.20%
Silver Lake P V L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	9,993,580	11,932,088	0.98%
Silver Lake P VI L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	873,850	980,547	0.08%
Sixth Cinven Fund (No.2) Limited Partnership[a]	Europe	Leveraged Buyout	5/7/2025	2,428,342	3,022,859	0.25%
Sixth Cinven Fund (No.4) Limited Partnership[a]	Europe	Leveraged Buyout	4/1/2024	443,538	644,045	0.05%
SL Olympian SPV Feeder I-A, L.Pa	North America	Leveraged Buyout	11/5/2025	1,253,487	1,242,841	0.10%
SL Spv 4 A, L.P. Partnership[a]	North America	Leveraged Buyout	3/19/2025	12,000,000	28,392,814	2.34%
SLPE Feeder, L.P.[a]	North America	Leveraged Buyout	4/4/2025	13,333,332	16,983,030	1.40%
Springcoast Partners I-A, L.P.[a]	North America	Growth	4/18/2025	3,128,563	4,549,415	0.38%
Stone Point CV, L.P.[a]	North America	Leveraged Buyout	10/29/2025	5,759,266	5,759,266	0.48%
TDR Capital Titan L.P.[a]	United Kingdom	Leveraged Buyout	10/31/2025	13,211,507	13,501,200	1.11%
Thoma Bravo F XIII Partnership[a]	North America	Leveraged Buyout	9/30/2025	847,932	924,611	0.08%
Thoma Bravo F XIV L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	718,283	755,457	0.06%
Thoma Bravo Fund XIII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	7,878,910	8,885,990	0.73%
Thoma Bravo Fund XIV-A, L.P.[a]	Global	Leveraged Buyout	12/31/2025	14,394,472	16,161,752	1.33%
Thomas H. Lee Parallel Fund IX, L.P.[a]	Global	Leveraged Buyout	12/31/2025	10,201,765	11,348,382	0.94%
TPG Asia VII-B, L.P.[a]	Asia - Pacific	Leveraged Buyout	4/1/2024	1,583,758	2,152,767	0.18%
TPG Healthcare Partners, L.P.[a]	North America	Leveraged Buyout	4/1/2024	14,659,100	18,292,438	1.51%

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (continued)

Investment Funds	Geographic Region	Investment Strategy	Acquisition Date	Cost	Fair Value	% of Net Assets
Secondary Investments (continued)
TPG IX Cardiff CI II, L.P.[a]	North America	Leveraged Buyout	11/2/2024	$11,188,144	$13,384,510	1.10%
TPG Partners VI, L.P. Partnership[a]	North America	Leveraged Buyout	7/1/2025	434,223	3,153,870	0.26%
TPG Partners VIII, L.P.[a]	North America	Leveraged Buyout	4/1/2024	2,316,671	2,965,853	0.24%
TPG Partners VIII, L.P.[a]	North America	Leveraged Buyout	7/1/2025	71,750,450	87,409,262	7.21%
Trident IX, L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	707,446	822,228	0.07%
Trident VI Parallel Fund, L.P.[a]	North America	Leveraged Buyout	4/1/2024	2,228,663	2,842,752	0.23%
Vestar Cap P VII L.P. Partnership[a]	North America	Leveraged Buyout	9/30/2025	3,117,197	3,274,694	0.27%
Victoria South American Partners II, L.P.[a]	Central & South America	Leveraged Buyout	4/1/2024	1,537,287	200,154	0.02%
Vista Eq Partner Hubble L.P. Partnership[a]	North America	Leveraged Buyout	2/27/2025	8,947,670	14,829,596	1.22%
Vista Equity Partners Fund VII-A, L.P.[a]	North America	Leveraged Buyout	4/1/2024	4,060,243	4,017,053	0.33%
Vista Foundation IV-Aa	North America	Leveraged Buyout	4/1/2024	1,104,880	1,227,334	0.10%
Vitruvian Investment Partnership III, L.P.[a]	Europe	Leveraged Buyout	4/1/2024	9,672,960	12,169,861	1.00%
WPEF VII Feeder L.P. Partnership[a]	Europe	Leveraged Buyout	9/30/2025	5,388,410	7,516,038	0.62%
Total Secondary Investments (91.41%)				$916,762,263	$1,107,679,306
Total Public and Private Equity Investments (94.03%)				$947,332,633	$1,139,442,812

				Shares	Fair Value	% of Net Assets
Short-Term Investments (2.05%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 3.74%[b]				24,847,968	$24,847,968	2.05%
Total Short-Term Investments (Cost $24,847,968) (2.05%)					$24,847,968
Total Investments (Cost $972,180,601) (96.08%)					$1,164,290,780
Other Assets and Liabilities (3.92%)					$47,458,385
Net Assets (100.00%)					$1,211,749,165

a	Private equity investments are generally issued in private placement transactions and as such are generally restricted as to resale. Each investment may have been purchased on various dates and for different amounts. The date of the first purchase is reflected under Acquisition Date as shown in the Schedule of Investments. Total fair value of restricted investments as of December 31, 2025 was $1,139,437,659 or 94.03% of Shareholders’ Capital.
b	The rate shown is the annualized seven-day yield as of December 31, 2025.

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

Coller Secondaries Private Equity Opportunities Fund

Consolidated Schedule of Investments

December 31, 2025 (Unaudited) (continued)

A summary of outstanding financial instruments at December 31, 2025 is as follows:

Foreign Currency Forward Contracts

Maturity Date	Counterparty	Currency Purchased	Currency Sold	Value	Unrealized Appreciation (Depreciation)
1/16/2026	Royal Bank of Canada	$181,384,593	€155,063,163	$182,208,637	$(824,044)
1/16/2026	Royal Bank of Canada	$16,874,267	£12,607,869	16,958,032	(83,765)
1/16/2026	Royal Bank of Canada	$14,388,787	€12,301,026	14,454,453	(65,666)
1/16/2026	Royal Bank of Canada	$10,568,059	£8,012,876	10,777,602	(209,543)
1/16/2026	Royal Bank of Canada	$11,932,437	€10,229,229	12,019,966	(87,529)
1/16/2026	Royal Bank of Canada	$27,564,351	€23,605,820	27,738,272	(173,921)
1/16/2026	Royal Bank of Canada	$7,061,641	£5,292,620	7,118,762	(57,121)
1/16/2026	State Street Bank & Trust Company	$20,460,297	€17,493,313	20,555,705	(95,408)
1/16/2026	State Street Bank & Trust Company	$11,137,337	£8,324,399	11,196,612	(59,275)
1/16/2026	State Street Bank & Trust Company	$22,988,452	€19,487,717	22,899,252	89,200
					$(1,567,072)

£  British Pound

€  Euro

The accompanying notes are an integral part of this Consolidated Schedule of Investments.

C-SPEF’s investment objective is to seek to provide long-term capital appreciation. The Fund makes investments directly and through its wholly owned subsidiaries: C-SPEF Holdings, L.P. Incorporated, C-SPEF Investments 1, L.P., C-SPEF Investments 2, L.P., C-SPEF Investments 3-B, L.P., C-SPEF Investments 4, LLC, C-SPEF Investments 5-B, LLC, and CSI PE Aggregator No.1, L.P. (hereafter collectively referred to as the “Subsidiaries”).

In pursuing its investment objective, C-SPEF intends to invest primarily in an actively managed portfolio of Private Equity assets. The Fund’s investment exposure to these strategies is implemented via a variety of investment types that include: (i) investments in existing or newly formed private funds managed by unaffiliated asset managers (“Investment Funds”); (ii) investments in equity assets issued by public and private companies (“Direct Investments”);and (iii) investments alongside Investment Funds in equity assets issued by private companies (“Co-Investments” and, collectively with Investment Funds and Direct Investments, “Public and Private Equity Investments”). C-SPEF’s investments will primarily be acquired through privately negotiated transactions from investors in Private Equity Investments and/or in connection with the restructuring of an Investment Fund or Co-Investment (“Secondary Investments”); and may also be made through primary commitments to newly formed Investment Funds or special purpose vehicles structured to invest in Co-Investments (“Primary Investments”).

In conformity with U.S. GAAP ASC 820, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement. Estimated fair values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date. This distinction determines the classification of fair value measurements for disclosure purposes.

The various types of inputs used in determining the value of the Fund’s investments are summarized below for each of the three levels:

•     Level 1 – Quoted prices are available in active markets for identical investments as of the reporting date. The types of investments which would generally be included in Level 1 include listed equities, registered money market funds and short-term investments.

•     Level 2 – Pricing inputs are other than quoted prices in active markets, which are either directly or indirectly observable as of the reporting date, and fair value is determined through the use of models or other valuation methodologies. The types of investments which would generally be included in Level 2 include foreign exchange forward contracts, corporate bonds and loans and less liquid and restricted equity securities.

•     Level 3 – Pricing inputs are unobservable for the investment and include situations where there is little, if any, market activity for the investment. The inputs into the determination of fair value require significant Adviser judgment and/or estimation. Those unobservable inputs, that are not corroborated by market data, generally reflect the reporting entity’s own assumptions about the assumptions market participants would use in determining the fair value of the investment. The types of investments which would generally be included in Level 3 are equity and/or debt securities issued by private entities.

ASC 820 also permits a reporting entity to measure the fair value of an asset that does not have a readily determinable fair value based on the reported NAV, or its equivalent, as a practical expedient for its fair value. Accordingly, C-SPEF may utilize the NAV as reported by certain Investment Fund Managers as of a valuation date as a practical expedient for its fair value. If the NAV reported by certain Investment Fund Managers is not as of the same date as the valuation date, the Fund is permitted, under ASC 820, to estimate the fair value of those Private Assets by adjusting the most recently reported NAV as a practical expedient for fair value.

Due to the inherent uncertainty of estimates, fair value determinations based on estimates may materially differ from the values that would have been used had a ready market for the securities existed. The inputs or methodology used for valuing C-SPEF’s investments are not an indication of the risk associated with investing in such investments. The following table is a summary of information about the levels within the fair value hierarchy at which the Fund’s investments are measured as of December 31, 2025.

The following is a summary of the Fund's investments classified in the fair value hierarchy as of December 31, 2025:

	Level 1	Level 2	Level 3	Investments Valued at NAV[1]	Total
Investments
Direct Investments	$5,153	$—	$300,000	$—	$305,153
Primary Investments	—	—	—	31,458,353	31,458,353
Secondary Investments	—	—	—	$1,107,679,306	$1,107,679,306
Short-Term Investments	24,847,968	—	—	—	24,847,968
Total Investments	$24,853,121	$—	$300,000	$1,139,137,659	$1,164,290,780
Assets
Other Financial Instruments[2]
Foreign Currency Forward Contracts	$—	$89,200	$—	$—	$89,200
Total Assets	$—	$89,200	$—	$—	$89,200
Liabilities
Other Financial Instruments[2]
Foreign Currency Forward Contracts	$—	$(1,656,272)	$—	$—	$(1,656,272)
Total Liabilities	$—	$(1,656,272)	$—	$—	$(1,656,272)
Total Investments, net of Foreign Currency Forward Contracts	$24,853,121	$(1,567,072)	$300,000	$1,139,137,659	$1,162,723,708

1.	Direct Investments and Investment Funds that are measured at fair value using NAV (or its equivalent) as a practical expedient are not required to be categorized in the fair value hierarchy. The fair values presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Consolidated Schedule of Investments.
2.	Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

Changes in inputs or methodologies used for valuing investments, including timing of reported net asset values of underlying investments reported within the Investment Fund reported by their Investment Fund Managers, may result in transfers in or out of levels within the fair value hierarchy.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value.

Direct
Equity
Balance at March 31, 2025	$250,000
Transfers into Level 3	—
Purchases	—
Distributions from investments	—
Net realized gain/(loss)	—
Net change in unrealized appreciation/(depreciation)	50,000
Transfers out of Level 3	—
Balance at December 31, 2025	$300,000

The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as at December 31, 2025:

Impact to
Valuation
					Range	Weighted	from an
	Investment	Fair	Valuation	Unobservable	of	Average	Increase
Investments	Type	Value	Technique(s)	Input[1]	Input	of Input[2]	in Input
Direct Investments	Direct Equity	$300,000	Reported Net Asset Value	Reported Net Asset Value	N/A	N/A	N/A

1.	The Adviser considers relevant indications of value that are reasonably and timely available, including known information available before the financial statements are issued, in determining the fair value to be assigned to a particular security, such as the type, cost and recent purchases or sales of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

2.	Weighted average by the relative fair value of the securities in that investment type.

Foreign Currency Forward Exchange Contracts

The Fund may enter foreign currency forward exchange contracts to manage foreign exchange rate risk. These contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date may be entered into as a hedge against either specific transactions or portfolio positions. The objective of the Fund’s foreign currency hedging transactions is to reduce the risk that the U.S. Dollar value of the Fund’s foreign currency denominated investments will decline due to changes in foreign currency exchange rates. All foreign currency forward exchange contracts are “marked-to-market” daily at the applicable translation rates resulting in unrealized gains or losses. Realized gains or losses are recorded at the time the foreign currency forward exchange contract is offset by entering a closing transaction or by the delivery or receipt of the currency. The risk that counterparties may be unable to meet the terms of their contracts and the risk of unanticipated movements in the value of a foreign currency relative to the U.S. Dollar are inherent in foreign currency forward exchange contracts.

During the period ended December 31, 2025, the average monthly notional value of foreign currency forward contracts was $205,611,000. The Fund had $(9,025,182) in net realized gains/(losses) and $(428,473) change in net unrealized appreciation/(depreciation) on foreign currency forward exchange contracts.